Equity - Changes in Other Components of Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of reserves within equity [line items]
Beginning balance	¥ 7,569,626	¥ 7,031,788	¥ 7,382,821
Adjustment during the year	(159,244)	69,543	(554,523)
Ending balance	8,234,095	7,569,626	7,031,788
Remeasurements of defined benefit plans [member]
Disclosure of reserves within equity [line items]
Adjustment during the year	12,125	64,478	(76,342)
Reclassification to retained earnings	(12,125)	(64,478)	76,342
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member]
Disclosure of reserves within equity [line items]
Beginning balance	85,947	61,639	79,245
Adjustment during the year	20,655	24,049	(16,456)
Reclassification to retained earnings	(1,197)	259	(1,150)
Ending balance	105,405	85,947	61,639
Exchange differences on translating foreign operations [member]
Disclosure of reserves within equity [line items]
Beginning balance	265,459	274,476	714,789
Adjustment during the year	(192,572)	(9,017)	(440,313)
Ending balance	72,887	265,459	274,476
Other components of equity [member]
Disclosure of reserves within equity [line items]
Beginning balance	351,406	336,115	794,034
Adjustment during the year	(159,792)	79,510	(533,111)
Reclassification to retained earnings	(13,322)	(64,219)	75,192
Ending balance	¥ 178,292	¥ 351,406	¥ 336,115